Exhibit 99.1

World Omni Auto Receivables Trust 2011-B

Monthly Servicer Certificate

August 31, 2012

Dates Covered
Collections Period	08/01/12 - 08/31/12
Interest Accrual Period	08/15/12 - 09/16/12
30/360 Days	30
Actual/360 Days	33
Distribution Date	09/17/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/12	532,095,848.35	31,696
Yield Supplement Overcollateralization Amount at 07/31/12	14,848,127.47	0

Receivables Balance at 07/31/12	546,943,975.82	31,696
Principal Payments	20,517,284.40	723
Defaulted Receivables	796,206.15	42
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/12	14,045,076.43	0

Pool Balance at 08/31/12	511,585,408.84	30,931

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924
Delinquent Receivables:
Past Due 31-60 days	6,279,464.29	549
Past Due 61-90 days	1,779,791.33	139
Past Due 91 + days	350,423.08	34

Total	8,409,678.70	722

Total 31+ Delinquent as % Ending Pool Balance	1.64%
Recoveries	524,302.54
Aggregate Net Losses/(Gains) – August 2012	271,903.61
Overcollateralization Target Amount	26,858,233.96
Actual Overcollateralization	26,858,233.96
Weighted Average APR	4.24%
Weighted Average APR, Yield Adjusted	5.70%
Weighted Average Remaining Term	51.13

Flow of Funds	$ Amount
Collections	22,956,291.73
Advances	3,403.14
Investment Earnings on Cash Accounts	2,852.57
Servicing Fee	(455,786.65)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	22,506,760.79

Distributions of Available Funds
(1) Class A Interest	375,066.81
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	19,433,641.43
(7) Distribution to Certificateholders	2,666,384.10
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	22,506,760.79

Servicing Fee	455,786.65
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 08/15/12	504,160,816.31
Principal Paid	19,433,641.43
Note Balance @ 09/17/12	484,727,174.88

Class A-1
Note Balance @ 08/15/12	0.00
Principal Paid	0.00
Note Balance @ 09/17/12	0.00
Note Factor @ 09/17/12	0.0000000%

Class A-2
Note Balance @ 08/15/12	154,436,816.31
Principal Paid	19,433,641.43
Note Balance @ 09/17/12	135,003,174.88
Note Factor @ 09/17/12	68.5295304%

Class A-3
Note Balance @ 08/15/12	243,000,000.00
Principal Paid	0.00
Note Balance @ 09/17/12	243,000,000.00
Note Factor @ 09/17/12	100.0000000%

Class A-4
Note Balance @ 08/15/12	87,531,000.00
Principal Paid	0.00
Note Balance @ 09/17/12	87,531,000.00
Note Factor @ 09/17/12	100.0000000%

Class B
Note Balance @ 08/15/12	19,193,000.00
Principal Paid	0.00
Note Balance @ 09/17/12	19,193,000.00
Note Factor @ 09/17/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	406,735.26
Total Principal Paid	19,433,641.43

Total Paid	19,840,376.69

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	83,653.28
Principal Paid	19,433,641.43

Total Paid to A-2 Holders	19,517,294.71

Class A-3
Coupon	0.96000%
Interest Paid	194,400.00
Principal Paid	0.00

Total Paid to A-3 Holders	194,400.00

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00

Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00

Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5771554
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.5762446

Total Distribution Amount	28.1534000

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.4246359
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	98.6479260

Total A-2 Distribution Amount	99.0725619

A-3 Interest Distribution Amount	0.8000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.8000000

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.6500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 07/31/12	81,531.43
Balance as of 08/31/12	84,934.57
Change	3,403.14

Reserve Account
Balance as of 08/15/12	1,810,700.07
Investment Earnings	230.06
Investment Earnings Paid	(230.06)
Deposit/(Withdrawal)	—
Balance as of 09/17/12	1,810,700.07
Change	—

Required Reserve Amount	1,810,700.07